UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04024

Dryden California Municipal Fund

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Marguerite E. H. Morrison

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-367-7525

Date of fiscal year end: 8/31/2004

Date of reporting period: 2/29/2004

Item 1	–	Reports to Stockholders – [ INSERT REPORT ]

Dryden California Municipal Fund/California Series

FEBRUARY 29, 2004	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 19, 2004

As the stock market slowed in the first quarter of 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and uncertain job growth in the United States, we can understand that some investors may want to remain cautious. For those with long-term goals, however, keeping assets in short-term savings and money market accounts may be a losing proposition as meager yields will be eroded by taxes, and even low annual inflation will reduce purchasing power. A broadly diversified asset allocation can help protect you against inflation and increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children's education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden funds are managed by Prudential Investment Management’s public equity and fixed income asset management businesses. The equity funds are managed by Jennison Associates and Quantitative Management. Prudential Fixed Income manages the JennisonDryden fixed income and money market funds.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden California Municipal Fund/California Series

Dryden California Municipal Fund/California Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden California Municipal Fund/California Series (the Series) is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852.

Cumulative Total Returns[1] as of 2/29/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	6.37%	5.39%	31.07%	76.92% (76.63)	151.85% (151.44)

Class B	6.15	5.05	29.46	71.35 (71.07)	286.82 (274.20)

Class C	6.01	4.79	27.88	N/A	70.96 (70.68)

Class Z	6.50	5.66	32.60	N/A	59.93 (59.80)

Lehman Brothers Municipal Bond Index[3]	6.52	6.30	34.50	86.00	***

Lipper CA Muni Debt Funds Avg.[4]	6.90	5.87	27.20	72.63	****

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		0.08%	4.53%	5.82% (5.80)	6.35% (6.34)

Class B		-0.86	4.98	5.92 (5.90)	7.12 (6.93)

Class C		2.83	4.89	N/A	5.61 (5.59)

Class Z		4.51	5.63	N/A	6.30 (6.29)

Lehman Brothers Municipal Bond Index[3]		5.86	6.00	6.81	***

Lipper CA Muni Debt Funds Avg.[4]		5.25	4.77	6.02	****

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Distributions and Yields[1] as of 2/29/04
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.43	2.48%	4.08%	4.21%

Class B	$0.41	2.31	3.80	3.92

Class C	$0.39	2.06	3.39	3.49

Class Z	$0.44	2.80	4.61	4.75

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively, the returns for these classes would have been lower. During the period ended February 29, 2004, the Series charged a maximum front-end sales charge of 3% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 4%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase and a 12b-1 fee of up to 0.50% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. During the period ended February 29, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of up to 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain up to 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Series’ returns would have been lower, as indicated in parentheses. 2Inception dates: Class A, 1/22/90; Class B, 9/19/84; Class C, 8/1/94; and Class Z, 9/18/96. 3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. Investors cannot invest directly in an index. 4The Lipper California (CA) Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper CA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California. 5Taxable equivalent yields reflect federal and applicable state tax rates. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/29/04 are 170.67% for Class A, 400.27% for Class B, 88.34% for Class C, and 61.56% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/04 are 7.26% for Class A, 8.59% for Class B, 6.73% for Class C, and 6.56% for Class Z. ****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/29/04 are 152.48% for Class A, 338.25% for Class B, 75.90% for Class C, and 51.65% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/04 are 6.70% for Class A, 7.82% for Class B, 5.93% for Class C, and 5.61% for Class Z.

Dryden California Municipal Fund/California Series	3

Five Largest Issuers expressed as a percentage of net assets as of 2/29/04
Santa Margarita/Dana Point Auth.	11.2%

Orange County California Loc. Transn. Auth.	5.7

Long Beach California Harbor	5.4

Southern California Pub. Pwr. Auth - Multi. PJ	4.5

Chula Vista California Redev. Agy. Bayfront	4.1

Issuers are subject to change.

Portfolio Composition expressed as a percentage of net assets as of 2/29/04
Special Tax/Assessment District	34.1%

Prerefunded	9.4

General Obligation	8.6

Housing	8.2

Power	7.7

Transportation	7.5

Healthcare	6.1

Water & Sewer	3.9

Solid Waste/Resource Recovery	2.8

Lease-Backed Certificate of Participation	2.3

Education	2.2

Tobacco	1.1

Other (Interest Rate Hedge)	-0.1

Cash & Equivalents	6.2

Portfolio composition is subject to change.

Credit Quality expressed as a percentage of net assets as of 2/29/04
Aaa	50.9%

Aa	8.2

A	15.8

Baa	13.7

NR	5.2

Cash & Equivalents	6.2

Source: Moody’s rating, defaulting to S&P when not rated. Credit quality is subject to change.

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Financial Statements

FEBRUARY 29, 2004	SEMIANNUAL REPORT

Dryden California Municipal Fund

California Series

Portfolio of Investments

as of February 29, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 86.4%

Municipal Bonds

Abag Fin. Auth. Rev., Schs. of Sacred Heart, Ser. A	Baa3	6.45%	6/01/30	$1,500		$1,616,505
Baldwin Park Pub. Fin. Auth. Rev., Tax Alloc.	NR	7.05	9/01/14	1,020	(e)	1,071,449
Baldwin Park Unif. Sch. Dist., Election of 2002, F.S.A.	Aaa	5.00	8/01/22	1,065		1,136,717
California Hlth. Facs. Fin. Auth. Rev., Kaiser Permanente, Ser. B	A3	5.25	10/01/13	1,000		1,134,090
California St. Cmntys. Dev. Auth., C.O.P.	Aaa	5.30	12/01/15	2,800		3,087,700
California St. Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. A	Aa2	Zero	2/01/15	8,420		3,747,068
California St., M.B.I.A.	Aaa	5.25	2/01/27	1,500		1,608,120
Central California Joint Pwrs. Hlth. Fin. Auth., C.O.P.	Baa2	6.00	2/01/30	1,000		1,040,430
Chino Basin Reg. Fin. Auth. Rev., Inland Empire Util. Agcy. Swr. Proj., M.B.I.A.	Aaa	5.75	11/01/19	200		233,022
Chula Vista Redev. Agcy., Bayfront Tax Alloc.	BBB+(c)	7.625	9/01/24	4,500		4,957,470
Corona-Norco Unif. Sch. Dist. Spec. Tax, Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Aaa	5.00	9/01/22	1,060		1,131,921
Foothill/Eastern Corridor Agcy. Toll Rd. Rev., M.B.I.A.	Aaa	5.375	1/15/15	500		565,825
Golden St. Tobacco Secur. Corp., Tobacco Settlement Rev.,
Enhanced Asset Bkd., Ser. B	Baa2	5.50	6/01/19	595		626,648
Enhanced Asset Bkd., Ser. B	Baa2	5.625	6/01/20	675		711,349
Grass Valley Redev. Agcy., Redev. Proj.	BBB(c)	6.40	12/01/34	2,000		2,154,680
Kings Cnty. Wste. Mgmt. Auth., Solid Wste. Rev., A.M.T.	BBB(c)	7.20	10/01/14	1,150		1,201,762
Long Beach Hbr. Rev., Ser. A, A.M.T., F.G.I.C.	Aaa	6.00	5/15/16	5,500		6,589,880

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Long Beach Redev. Agcy., Dist. No. 3, Spec. Tax Rev.	NR	6.375%	9/01/23	$3,000		$3,189,090
Los Angeles Cmnty Coll. Dist., Ser. A, M.B.I.A.	Aaa	5.50	8/01/14	2,000		2,322,220
Los Angeles Cnty., Correctional Facs. Proj., C.O.P., M.B.I.A., E.T.M.	Aaa	Zero	9/01/10	3,770		3,139,015
Los Angeles Conv. & Exhib. Ctr. Auth., C.O.P.	Aaa	9.00	12/01/10	1,250	(d)(e)	1,421,087
Los Angeles Dept. Wtr. & Pwr. Rev., Pwr. Sys., Ser. A-A-1	Aaa	5.25	7/01/20	630		693,460
Los Angeles Hbr. Dept. Rev., Ser. B, A.M.T.	Aa2	5.375	11/01/23	1,000		1,064,700
Los Angeles Santn. Equip. Charge Rev., Ser. A, F.S.A.	Aaa	5.25	2/01/15	855		956,916
Metro. Wtr. Dist. of Southern California,
Rev., Linked S.A.V.R.S. & R.I.B.S.	Aa2	5.75	8/10/18	1,000		1,206,600
Waterworks Rev., Ser. A	Aa2	5.75	7/01/21	2,240		2,689,210
Mojave Desert Solid Wste. Victor Vally Materials, Recov. Fac., A.M.T.	Baa1	7.875	6/01/20	1,175		1,207,066
Orange Cnty. Loc. Trans. Auth., Linked S.A.V.R.S. & R.I.B.S., A.M.B.A.C.	Aaa	6.20	2/14/11	5,000		6,046,950
Spec. Tax Rev., R.I.B.S.	Aa2	11.102(b)	2/14/11	750		1,064,085
Puerto Rico Comnwlth., Ser. 642A, G.O., M.B.I.A.	NR	10.502(b)	3/01/10	1,000		1,379,080
Redding Elec. Sys. Rev., C.O.P.,
Linked S.A.V.R.S., R.I.B.S.	Aaa	11.539(b)	7/01/22	1,750		2,583,315
R.I.B.S., M.B.I.A., E.T.M.	Aaa	6.368(b)	7/01/22	50		61,904
Sacramento City Fin. Auth. Rev., City Hall & Redev. Projs., Ser. A, F.S.A.	Aaa	5.375	12/01/19	1,000		1,124,520
San Diego Redev., Agcy. Tax Alloc. North Bay Redev.	Baa1	5.875	9/01/29	1,000		1,049,530

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	7

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

San Diego Unif. Sch. Dist.,
Election of 1998, Ser. B	Aaa	6.00%	7/01/19	$1,000		$1,248,640
Election of 1998, Ser. E, F.S.A.	Aaa	5.25	7/01/16	1,000		1,140,480
San Francisco City & Cnty.,
Arpts. Comn. Int’l. Arpt. Rev., A.M.T., F.G.I.C.	Aaa	6.25	5/01/20	1,000		1,018,250
Redev. Agcy., Lease Rev., Cap. Apprec.	A1	Zero	7/01/09	2,000		1,716,560
Santa Margarita/Dana Point Auth.,
Impvt. Dists. 1-2-2A & 8, Ser. A, M.B.I.A.	Aaa	7.25	8/01/09	1,000		1,250,040
Impvt. Dists. 3, Ser. B, M.B.I.A.	Aaa	7.25	8/01/08	2,500		3,045,975
Impvt. Dists. 3, Ser. B, M.B.I.A.	Aaa	7.25	8/01/09	1,400		1,750,056
Impvt. Dists. 3, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	1,000		1,338,740
Ser. A, M.B.I.A., Rev.	Aaa	7.25	8/01/13	1,990		2,629,566
Ser. B, M.B.I.A., Rev.	Aaa	7.25	8/01/12	3,000		3,921,510
So. Orange Cnty. Pub. Fin. Auth., Spec. Tax Rev., M.B.I.A.	Aaa	7.00	9/01/11	3,500		4,493,090
So. Tahoe Joint Pwrs. Fin. Auth. Rev., Rfdg. So. Tahoe Redev. Proj., Ser. A	BBB-(c)	6.00	10/01/28	2,000		2,095,920
So. California Pub. Pwr. Auth.,
Proj. Rev.	A2	6.75	7/01/10	2,265		2,774,263
Proj. Rev.	A2	6.75	7/01/11	1,195		1,481,692
Proj. Rev.	A2	6.75	7/01/13	1,000		1,255,250
Proj. Rev., A.M.B.A.C., E.T.M.	Aaa	Zero	7/01/16	7,925		4,778,775
Stockton Cmnty. Facs. Dist. No. 90-2, Brookside Estates	NR	6.20	8/01/15	700		731,458
Torrance California Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00	6/01/22	2,000		2,232,360
Vacaville Cmnty. Redev. Agcy., Cmnty. Hsg. Fin. Multi-fam.	A-(c)	7.375	11/01/14	1,110	(e)	1,180,108
Victor Elementary Sch. Dist., Ser. A, G.O., F.G.I.C.	Aaa	5.375	8/01/19	1,290		1,448,270

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Virgin Islands Pub. Fin. Auth. Rev.,
Gross Rcpts. Taxes Ln. Nt., F.S.A.	Aaa	5.25%	10/01/19	$1,000	$1,134,800
Gross Rcpts. Taxes Ln. Nt., F.S.A.	Aaa	5.25	10/01/21	1,000	1,118,050

Total long-term investments (cost $94,582,758)					107,597,237

SHORT-TERM INVESTMENTS 6.7%

Municipal Bonds

California Hsg. Fin. Agcy. Rev.,
Home Mtge., Ser. B, A.M.T., F.R.D.D	VMIG1	1.01	3/01/04	300	300,000
Home Mtge., Ser. M, A.M.T., F.R.D.D	VMIG1	1.01	3/01/04	200	200,000
Multi-Fam. Hsg., Ser. A, A.M.T., F.R.D.D	VMIG1	1.01	3/01/04	5,000	5,000,000
California St. Dept. Wtr. Res. Pwr. Sup. Rev., Ser. C-7, F.S.A., F.R.W.D	VMIG1	0.97	3/04/04	1,400	1,400,000
California St., Mun. Secs. Tr. Rcpts., Ser. SGA 135, G.O., A.M.B.A.C., T.C.R.S., F.R.D.D.	A-1+(c)	0.97	3/01/04	400	400,000
San Mateo Cnty. Hsg. Auth. Multi-Fam. Hsg. Rev., Pacific Oaks Apts. Proj., Ser. A, F.R.W.D., A.M.T.	VMIG1	1.01	3/03/04	1,000	1,000,000

Total short-term investments (cost $8,300,000)					8,300,000

Total Investments 93.1% (cost $102,882,758; Note 5)					115,897,237
Other assets in excess of liabilities 6.9%					8,572,280

Net Assets 100%					$124,469,517

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	9

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note.(f)

F.R.W.D.—Floating Rate (Weekly) Demand Note.(f)

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.B.S.—Residential Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts

(b)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(c)	Standard & Poor’s rating.
(d)	Partial principal amount pledged as collateral for financial futures contracts.
(e)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(f)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

NR—Not Rated by Moody’s or Standard & Poor’s.

The fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

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Financial Statements

FEBRUARY 29, 2004	SEMIANNUAL REPORT

Dryden California Municipal Fund

California Series

Statement of Assets and Liabilities

as of February 29, 2004 (Unaudited)

Assets

Investments, at value (cost $102,882,758)	$115,897,237
Cash	13,869
Receivable for investments sold	8,032,583
Interest receivable	1,241,707
Receivable for Series shares sold	18,050
Other assets	3,063

Total assets	125,206,509

Liabilities

Payable for Series shares reacquired	378,051
Unrealized depreciation on interest rate swaps	106,847
Due to broker—variation margin	57,058
Dividends payable	54,880
Management fee payable	49,272
Accrued expenses	47,417
Distribution fee payable	28,751
Deferred Trustees’ fees	14,716

Total liabilities	736,992

Net Assets	$124,469,517

Net assets were comprised of:
Shares of beneficial interest, at par	$101,487
Paid-in capital in excess of par	109,546,138

109,647,625
Accumulated net investment loss	(46,413)
Accumulated net realized gain on investments	2,042,107
Net unrealized appreciation on investments	12,826,198

Net assets, February 29, 2004	$124,469,517

See Notes to Financial Statements

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Class A

Net asset value and redemption price per share
($96,801,689 ÷ 7,892,439 shares of beneficial interest issued and outstanding)	$12.27
Maximum sales charge (3% of offering price)	0.38

Maximum offering price to public	$12.65

Class B

Net asset value, offering price and redemption price per share
($20,837,863 ÷ 1,699,343 shares of beneficial interest issued and outstanding)	$12.26

Class C

Net asset value, offering price and redemption price per share
($2,220,906 ÷ 181,121 shares of beneficial interest issued and outstanding)	$12.26

Class Z

Net asset value, offering price and redemption price per share
($4,609,059 ÷ 375,770 shares of beneficial interest issued and outstanding)	$12.27

See Notes to Financial Statements

Dryden California Municipal Fund/California Series	13

Statement of Operations

Six Months Ended February 29, 2004 (Unaudited)

Net Investment Income

Income
Interest	$3,168,745

Expenses
Management fee	312,757
Distribution fee—Class A	120,790
Distribution fee—Class B	52,278
Distribution fee—Class C	8,895
Custodian’s fees and expenses	55,000
Transfer agent’s fees and expenses	22,000
Reports to shareholders	22,000
Legal fees and expenses	19,000
Registration fees	17,000
Audit fee	12,000
Trustees’ fees	6,000
Miscellaneous	3,290

Total expenses	651,010

Net investment income	2,517,735

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	3,417,716
Financial futures transactions	(290,494)
Interest rate swap transactions	(10,467)
Written option transactions	15,260

3,132,015

Net change in unrealized appreciation (depreciation) on:
Investments	2,147,623
Financial futures	(47,668)
Interest rate swaps	(106,847)

1,993,108

Net gain on investments	5,125,123

Net Increase In Net Assets Resulting From Operations	$7,642,858

See Notes to Financial Statements

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended February 29, 2004	Year Ended August 31, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$2,517,735	$5,593,774
Net realized gain on investments	3,132,015	1,704,541
Net change in unrealized appreciation (depreciation) on investments	1,993,108	(4,598,499)

Net increase in net assets resulting from operations	7,642,858	2,699,816

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(1,959,147)	(4,322,771)
Class B	(397,642)	(937,844)
Class C	(42,252)	(83,781)
Class Z	(111,789)	(190,604)

	(2,510,830)	(5,535,000)

Distributions from net realized gains
Class A	(1,462,099)	(707,585)
Class B	(319,113)	(168,739)
Class C	(34,029)	(12,098)
Class Z	(91,318)	(28,302)

	(1,906,559)	(916,724)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,807,537	23,670,413
Net asset value of shares issued in reinvestment of dividends and distributions	2,756,705	3,718,587
Cost of shares reacquired	(12,490,859)	(32,912,886)

Net decrease in net assets from Series share transactions	(3,926,617)	(5,523,886)

Total decrease	(701,148)	(9,275,794)

Net Assets

Beginning of period	125,170,665	134,446,459

End of period	$124,469,517	$125,170,665

See Notes to Financial Statements

Dryden California Municipal Fund/California Series	15

Notes to Financial Statements

(Unaudited)

Dryden California Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. These financial statements relate only to California Series (the ‘Series’). The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations on September 19, 1984. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk by investing in “investment grade” tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuation: The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such

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day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures.

Short-term securities which mature in sixty days or less are valued at a amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate

Dryden California Municipal Fund/California Series	17

Notes to Financial Statements

(Unaudited) Cont’d

movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option transactions.

The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Interest Rate Swaps: The Series may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payments/receipts are included in interest in the Statement of Operations. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

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During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any.

The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

Written options, future contracts and swap contracts involve elements of both market and certain risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par as appropriate.

Dryden California Municipal Fund/California Series	19

Notes to Financial Statements

(Unaudited) Cont’d

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested assets earn credits which reduce the fees charged by the custodian. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has

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contractually agreed to limit such fees to .25% and ..75 of 1% of the Class A and C shares, respectively.

PIMS has advised the Series that they received approximately $15,100 and $1,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended February 29, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended February 29, 2004, it received approximately $12,300 and $3,500 in contingent deferred sales charges imposed upon redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the ”Funds”), is a party to a syndicated credit agreement (”SCA”) with a group of banks. For the six months ended February 29, 2004, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is April 30, 2004. Effective May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA will be October 29, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 29, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended February 29, 2004, the Series incurred fees of approximately $17,000 for the services of PMFS. As of February 29 2004, approximately $2,800 of such fees were due to PMFS. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund

Dryden California Municipal Fund/California Series	21

Notes to Financial Statements

(Unaudited) Cont’d

transactions through a national clearing system. The Series incurred approximately $2,200 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $1,500 for the six months ended February 29, 2004. As of February 29, 2004, approximately $300 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended February 29, 2004 were $28,887,640 and $47,952,734 respectively.

During the six months ended February 29, 2004, the Series entered into financial futures contracts. Details of open contracts at February 29, 2004 are as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 29, 2004	Unrealized Depreciation
	Short Positions:
60	U.S. Treasury 10 Yr Notes	Jun. 04	$6,814,355	$6,832,500	$(18,145)
18	U.S. Treasury Bond	Mar. 04	2,022,200	2,049,750	(27,550)
60	U.S. Treasury 2 Yr Notes	Mar. 04	12,902,698	12,938,437	(35,739)

					$(81,434)

Transactions in options written during the six months ended February 29, 2004 were as follows:

	Number of Contracts	Premiums Received
Options outstanding as of August 31, 2003	—	$—
Options written	36	15,260
Options expired	(36)	(15,260)

Options outstanding as of February 29, 2004	—	$—

During the six months ended February 29, 2004, the Series entered into interest rate swap agreements. Details of the swap agreements outstanding as of February 29, 2004 are as follows:

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Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.(a)	04/27/2014	$3,500,000	3.491%	BMA Municipal Swap Index	$(13,477)
Morgan Stanley Capital Services, Inc.(a)	04/27/2014	$7,800,000	3.571%	BMA Municipal Swap Index	(80,451)
Morgan Stanley Capital Services, Inc.(a)	04/27/2014	$2,400,000	3.543%	BMA Municipal Swap Index	(12,919)

					$(106,847)

(a)	Portfolio pays the fixed rate and receives the floating rate.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 29, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$102,746,057	$13,151,203	$23	$13,151,180	$(188,281)	$12,962,899

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount for book and tax purposes. The other cost basis adjustments are primarily attributable to depreciation of financial futures contracts and interest rate swap agreements.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class A shares purchased on or after March 15, 2004 will be subject to a maximum front-end charge of 3.50%. Effective March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Prior to February 2, 2004 Class C shares were sold with a front-end sales charge of 1% and a CDSC of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject

Dryden California Municipal Fund/California Series	23

Notes to Financial Statements

(Unaudited) Cont’d

to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Series has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 29, 2004:
Shares sold	215,516	$2,623,370
Shares issued in reinvestment of dividends and distributions	175,628	2,130,818
Shares reacquired	(628,034)	(7,624,343)

Net increase (decrease) in shares outstanding before conversion	(236,890)	(2,870,155)
Shares issued upon conversion from Class B	63,790	772,510

Net increase (decrease) in shares outstanding	(173,100)	$(2,097,645)

Year ended August 31, 2003:
Shares sold	1,240,808	$15,185,316
Shares issued in reinvestment of dividends and distributions	236,644	2,890,708
Shares reacquired	(2,024,588)	(24,720,854)

Net increase (decrease) in shares outstanding before conversion	(547,136)	(6,644,830)
Shares issued upon conversion from Class B	260,421	3,251,425

Net increase (decrease) in shares outstanding	(286,715)	$(3,393,405)

Class B
Six months ended February 29, 2004:
Shares sold	37,228	$450,735
Shares issued in reinvestment of dividends and distributions	33,045	400,843
Shares reacquired	(77,542)	(941,705)

Net increase (decrease) in shares outstanding before conversion	(7,269)	(90,127)
Shares reacquired upon conversion into Class A	(63,817)	(772,510)

Net increase (decrease) in shares outstanding	(71,086)	$(862,637)

Year ended August 31, 2003:
Shares sold	174,886	$2,157,303
Shares issued in reinvestment of dividends and distributions	50,521	616,800
Shares reacquired	(291,605)	(3,547,746)

Net increase (decrease) in shares outstanding before conversion	(66,198)	(773,643)
Shares reacquired upon conversion into Class A	(260,448)	(3,251,425)

Net increase (decrease) in shares outstanding	(326,646)	$(4,025,068)

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Class C	Shares	Amount
Six months ended February 29, 2004:
Shares sold	8,510	$103,907
Shares issued in reinvestment of dividends and distributions	5,207	63,169
Shares reacquired	(43,274)	(527,155)

Net increase (decrease) in shares outstanding	(29,557)	$(360,079)

Year ended August 31, 2003:
Shares sold	111,503	$1,367,428
Shares issued in reinvestment of dividends and distributions	5,792	70,778
Shares reacquired	(77,218)	(941,790)

Net increase (decrease) in shares outstanding	40,077	$496,416

Class Z
Six months ended February 29, 2004:
Shares sold	216,919	$2,629,525
Shares issued in reinvestment of dividends and distributions	13,347	161,875
Shares reacquired	(280,063)	(3,397,656)

Net increase (decrease) in shares outstanding	(49,797)	$(606,256)

Year ended August 31, 2003:
Shares sold	403,777	$4,960,366
Shares issued in reinvestment of dividends and distributions	11,470	140,301
Shares reacquired	(301,224)	(3,702,496)

Net increase (decrease) in shares outstanding	114,023	$1,398,171

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Series. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Series audited by PricewaterhouseCoopers LLP through the year ended August 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Series and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Dryden California Municipal Fund/California Series	25

Financial Highlights

(Unaudited)

	Class A

	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.95

Income from investment operations
Net investment income	.25
Net realized and unrealized gain (loss) on investment transactions	.50

Total from investment operations	.75

Less Distributions
Dividends from net investment income	(.25)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.18)

Total distributions	(.43)

Net asset value, end of period	$12.27

Total Return(b):	6.37%
Ratios/Supplemental Data:
Net assets, end of period (000)	$96,802
Average net assets (000)	$97,163
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.00	%(e)
Expenses, excluding distribution and service (12b-1) fees	.75	%(e)
Net investment income	4.07	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	25	%(f)

(a)	Less than $.005 per share.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and increase the ratio of net investment income from 4.37% to 4.38%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	During each period, the Distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A

Year Ended August 31,

2003	2002(c)	2001	2000	1999

$12.30	$12.36	$11.78	$11.45	$12.22

.51	.53	.56	.58	.59
(.27)	.05	.58	.33	(.77)

.24	.58	1.14	.91	(.18)

(.51)	(.53)	(.56)	(.58)	(.59)
—	—	—	— (a)	—
(.08)	(.11)	—	—	—

(.59)	(.64)	(.56)	(.58)	(.59)

$11.95	$12.30	$12.36	$11.78	$11.45

2.02%	4.92%	9.91%	8.35%	(1.56)%

$96,409	$102,729	$103,368	$94,776	$92,868
$103,428	$102,429	$99,324	$93,560	$94,868

.97%	.97%	.98%	.93%	.89%
.72%	.72%	.73%	.68%	.69%
4.22%	4.38%	4.66%	5.13%	4.94%

63%	30%	48%	25%	13%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	27

Financial Highlights

(Unaudited) Cont’d.

	Class B

	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.95

Income from investment operations
Net investment income	.23
Net realized and unrealized gain (loss) on investment transactions	.49

Total from investment operations	.72

Less Distributions
Dividends from net investment income	(.23)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.18)

Total distributions	(.41)

Net asset value, end of period	$12.26

Total Return(b):	6.15%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,838
Average net assets (000)	$21,026
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.25	%(d)
Expenses, excluding distribution and service (12b-1) fees	.75	%(d)
Net investment income	3.81	%(d)
For Class A, B, C and Z shares:

(a)	Less than $.005 per share.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized

See Notes to Financial Statements.

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Class B

Year Ended August 31,

2003	2002(c)	2001	2000	1999

$12.30	$12.36	$11.78	$11.44	$12.22

.48	.50	.53	.56	.56
(.27)	.05	.58	.34	(.78)

.21	.55	1.11	.90	(.22)

(.48)	(.50)	(.53)	(.56)	(.56)
—	—	—	— (a)	—
(.08)	(.11)	—	—	—

(.56)	(.61)	(.53)	(.56)	(.56)

$11.95	$12.30	$12.36	$11.78	$11.44

1.76%	4.67%	9.63%	8.18%	(1.94)%

$21,157	$25,787	$27,554	$32,403	$48,196
$23,862	$26,110	$28,540	$38,348	$56,041

1.22%	1.22%	1.23%	1.18%	1.19%
.72%	.72%	.73%	.68%	.69%
3.97%	4.13%	4.41%	4.89%	4.62%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	29

Financial Highlights

(Unaudited) Cont’d.

	Class C
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.95

Income from investment operations
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	.49

Total from investment operations	.70

Less Distributions
Dividends from net investment income	(.21)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.18)

Total distributions	(.39)

Net asset value, end of period	$12.26

Total Return(b):	6.01%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,221
Average net assets (000)	$2,385
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.75	%(e)
Net investment income	3.57	%(e)
For Class A, B, C and Z shares:

(a)	Less than $.005 per share.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	During each period, the Distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% on the average daily net assets of Class C shares.
(e)	Annualized

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class C

Year Ended August 31,

2003	2002(c)	2001	2000	1999

$12.30	$12.36	$11.78	$11.44	$12.22

.45	.47	.50	.53	.53
(.27)	.05	.58	.34	(.78)

.18	.52	1.08	.87	(.25)

(.45)	(.47)	(.50)	(.53)	(.53)
—	—	—	— (a)	—
(.08)	(.11)	—	—	—

(.53)	(.58)	(.50)	(.53)	(.53)

$11.95	$12.30	$12.36	$11.78	$11.44

1.51%	4.41%	9.36%	7.91%	(2.18)%

$2,518	$2,098	$1,519	$1,112	$1,447
$2,271	$1,778	$1,226	$1,290	$1,373

1.47%	1.47%	1.48%	1.43%	1.44%
.72%	.72%	.73%	.68%	.69%
3.74%	3.89%	4.14%	4.64%	4.40%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	31

Financial Highlights

(Unaudited) Cont’d.

	Class Z

	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.95

Income from investment operations
Net investment income	.26
Net realized and unrealized gain (loss) on investment transactions	.50

Total from investment operations	.76

Less Distributions
Dividends from net investment income	(.26)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.18)

Total distributions	(.44)

Net asset value, end of period	$12.27

Total Return(b):	6.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,609
Average net assets (000)	$5,216
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.75	%(d)
Expenses, excluding distribution and service (12b-1) fees	.75	%(d)
Net investment income	4.32	%(d)
For Class A, B, C and Z shares:

(a)	Less than $.005 per share.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class Z

Year Ended August 31,

2003	2002(c)	2001	2000	1999

$12.30	$12.37	$11.79	$11.45	$12.23

.54	.56	.59	.61	.62
(.27)	.04	.58	.34	(.78)

.27	.60	1.17	.95	(.16)

(.54)	(.56)	(.59)	(.61)	(.62)
—	—	—	— (a)	—
(.08)	(.11)	—	—	—

(.62)	(.67)	(.59)	(.61)	(.62)

$11.95	$12.30	$12.37	$11.79	$11.45

2.27%	5.09%	10.17%	8.71%	(1.44)%

$5,087	$3,832	$2,298	$1,599	$928
$4,300	$2,778	$1,708	$1,231	$1,427

.72%	.72%	.73%	.68%	.69%
.72%	.72%	.73%	.68%	.69%
4.49%	4.64%	4.90%	5.37%	5.15%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	33

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders was held on July 17, 2003, and adjourned to August 21, 2003 and further adjourned to September 12, 2003, October 10, 2003, November 7, 2003, November 21, 2003 and December 5, 2003. At such meetings the following proposal was submitted to shareholders for approval:

(5)	To approve amendments to the Company’s Declaration of Trust.

Not approved.

34	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Series’ investment manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES

David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS

Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Deborah A. Docs, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden California Municipal Fund/California Series
Share Class	A	B	C	Z

NASDAQ	PRMCX	PBCMX	PCCSX	PZCSX
CUSIP	262433881	262433873	262433865	262433857

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 29, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are units of Prudential Investment Management, Inc. (PIM). Jennison Associates and PIM are Registered Investment Advisors and Prudential Financial Companies.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden California Municipal Fund/California Series
Share Class	A	B	C	Z

NASDAQ	PRMCX	PBCMX	PCCSX	PZCSX
CUSIP	262433881	262433873	262433865	262433857

MF116E2    IFS-A090017    Ed. 04/2004

Dryden California Municipal Fund/California Money Market Series

FEBRUARY 29, 2004	SEMIANNUAL REPORT

FUND TYPE

Money market

OBJECTIVE

The highest level of current income that is exempt from California state and federal income taxes, consistent with liquidity and the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 19, 2004

As the stock market slowed in the first quarter of 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and uncertain job growth in the United States, we can understand that some investors may want to remain cautious. A broadly diversified asset allocation strategy can help protect you against inflation and increase your chances of participating in economic growth. As part of such a strategy, holding a cash reserve in a money market fund can help you meet short-term obligations or deal with emergencies without having to liquidate longer-term assets at what may be an inappropriate time.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden funds are managed by Prudential Investment Management’s public equity and fixed income asset management businesses. The equity funds are managed by Jennison Associates and Quantitative Management. Prudential Fixed Income manages the JennisonDryden fixed income and money market funds.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden California Municipal Fund/California Money Market Series

Dryden California Municipal Fund/California Money Market Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden California Municipal Fund/California Money Market Series (the Series) is to provide the highest level of current income that is exempt from California state and federal income taxes, consistent with liquidity and the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Yields will fluctuate from time to time, and past performance is not indicative of future results. Current performance may be lower or higher than the performance quoted. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

Series Facts as of 2/29/04
	7-Day Current Yield	Net Asset Value (NAV)	Taxable	Equivalent	Yield*	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
			@28%	@33%	@35%
California Money Market Series	0.30%	$1.00	0.46%	0.49%	0.51%	52 Days	$245.4

iMoneyNet, Inc. State Specific Retail California Avg.**	0.33%	N/A	0.51%	0.54%	0.56%	38 Days	N/A

*	Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

**	iMoneyNet, Inc. reports a 7-day current yield and WAM on Mondays for state-specific retail money funds. This is the data of all funds in the iMoneyNet, Inc. State Specific Retail California Average category as of February 23, 2004, the closest date to the end of our reporting period.

2	Visit our website at www.jennisondryden.com

State Specific Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Past performance is not indicative of future results. The graphs portray weekly 7-day current yields and weekly WAMs for the Dryden California Municipal Fund/California Money Market Series and the iMoneyNet, Inc. State Specific Retail California Average every Monday from August 25, 2003 to February 23, 2004, the closest dates to the beginning and end of the Series’ reporting period. The data portrayed for the Series at the end of the reporting period in the graph may not match the data portrayed in the Series Facts table as of February 29, 2004.

Dryden California Municipal Fund/California Money Market Series	3

Portfolio of Investments

as of February 29, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Alameda Cnty., Ser. 521, C.O.P., M.B.I.A., F.R.W.D.	VMIG1	0.94%	3/04/04	$4,700	$4,700,000
Bank of New York, Mun. Cert. Trust, F.R.W.D.	VMIG1	1.02	3/04/04	7,505	7,505,000
California Edl. Facs. Auth. Rev., Art Ctr. Design Coll., Ser. B, F.R.W.D.	VMIG1	1.00	3/04/04	1,000	1,000,000
Carnegie Inst. Washington, Ser. B, T.E.C.P.	VMIG1	1.00	6/11/04	5,000	5,000,000
Univ. of Southern California, Ser. C, A.N.N.M.T.	VMIG1	1.05	3/19/04	5,000	5,000,000
California Hsg. Fin. Agy. Rev., Home Mtg., Ser. K, A.M.T., A.N.N.M.T.	VMIG1	1.15	8/01/04	5,000	5,000,000
Home Mtg., Ser. M, F.R.D.D., A.M.T.	VMIG1	1.01	3/02/04	2,500	2,500,000
Home Mtg., Ser. M, F.R.D.D., A.M.T.	VMIG1	1.01	3/02/04	1,300	1,300,000
California Infrastructure & Econ. Dev. Bk. Ind. Dev. Rev., G & G Specialty Foods Proj., F.R.W.D., A.M.T.	VMIG1	1.05	3/04/04	2,075	2,075,000
SRI Int’l., Ser. A, F.R.W.D.	VMIG1	0.96	3/03/04	4,000	4,000,000
Surtec, Inc. Proj., Ser. A, F.R.W.D., A.M.T.	VMIG1	1.05	3/04/04	2,200	2,200,000
California Poll. Ctrl. Fin. Auth. Sld. Wste. Disp. Rev., Bos Farms Proj., F.R.W.D., A.M.T.	A-1+(c)	1.05	3/04/04	1,550	1,550,000
Mission Trail Wste. Sys., Ser. A, F.R.W.D., A.M.T.	NR	1.05	3/03/04	1,300	1,300,000
South Lake Refuse Co. Proj. Ser. 02A, F.R.W.D., A.M.T.	NR	1.05	3/03/04	2,910	2,910,000
Western Sky Dairy Proj., Ser. 2001A, F.R.W.D., A.M.T.	A-1+(c)	1.05	3/04/04	5,000	5,000,000

See Notes to Financial Statements.

4	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California St. Dept. Wtr. Res. Pwr. Sup. Rev., Putters, Ser. 395, A.M.B.A.C., F.R.W.D.	VMIG1	0.97%	3/04/04	$2,600	$2,600,000
Ser. C-4, F.R.W.D.	VMIG1	0.96	3/04/04	7,000	7,000,000
Ser. C-7, F.R.W.D.	VMIG1	0.97	3/04/04	7,000	7,000,000
Ser. C-9, F.R.W.D.	VMIG1	0.91	3/04/04	7,500	7,500,000
T.E.C.P.	P-1	0.95	3/05/04	3,519	3,519,000
T.E.C.P.	P-1	0.93	3/12/04	3,980	3,980,000
T.E.C.P.	P-1	0.95	3/19/04	4,371	4,371,000
California St., G.O., Mun. Secs. Trust Rcpts., Ser. SGA 135, A.M.B.A.C., T.C.R.S., F.R.D.D.	A-1+(c)	0.97	3/01/04	6,300	6,300,000
G.O., Ser. 384, F.G.I.C., A.N.N.M.T.	VMIG1	1.20	10/28/04	6,995	6,995,000
G.O., Ser. A17, A.M.B.A.C., F.R.W.D.	VMIG1	0.97	3/03/04	4,960	4,960,000
G.O., Ser. A47, M.B.I.A., F.R.W.D.	VMIG1	0.97	3/03/04	3,150	3,150,000
G.O., Ser. SGA 119, F.G.I.C., F.R.D.D.	A-1+(c)	0.97	3/01/04	6,500	6,500,000
Rev. Antic. Nts., Ser. A-6	MIG1	2.00	6/23/04	6,000	6,017,315
California Statewide Cmntys. Dev. Auth. Multi-Fam. Hsg., Bay Vista Meadow Park, Ser. NN-1, A.M.T.	A-1+(c)	1.18	10/15/04	7,500	7,500,000
Ivy Hill Apts. Proj., Ser. I-S, A.M.T., A.N.N.M.T.	AAA(c)(e)	1.25	4/30/04	1,243	1,243,000
Tyrella Gardens Apts., Ser. B., F.R.W.D., A.M.T.	VMIG1	1.02	3/03/04	3,100	3,100,000
California Statewide Cmntys. Dev. Auth., Biola Univ., Ser. A, F.R.W.D.	VMIG1	1.00	3/04/04	8,600	8,600,000
Ind. Dev. Dix Metals Proj., Ser. 98B, F.R.W.D., A.M.T.	NR	1.14	3/03/04	4,570	4,570,000
Kaiser Permanente, Ser. 2001A, A.N.N.M.T.	VMIG2	1.25	1/04/05	3,000	3,000,000
Kaiser Permanente, Ser. 2003B, F.R.W.D.	A-1(c)	1.05	3/03/04	5,300	5,300,000
Kaiser Permanente, Ser. B, F.R.W.D.	VMIG2	1.05	3/03/04	1,400	1,400,000

See Notes to Financial Statements.

Dryden California Municipal Fund/California Money Market Series	5

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

El Monte Cmnty. Imvpt. Proj., C.O.P., Ser. A, F.R.W.D.	A-1+(c)	0.95%	3/04/04	$1,500	$1,500,000
FHLMC Multi-Fam. Vrd. Certs., Ser. M001, Cl. A, A.M.T.	A-1+(c)	1.14	3/03/04	12,000	12,000,000
Fillmore Pub. Fin. Auth. Rev., Ctrl. City Redev. Proj., Ser. A, F.R.W.D.	A-1+(c)	0.95	3/04/04	4,000	4,000,000
Fresno Uni. Sch. Dist., C.O.P., M.B.I.A.	AAA(c)	2.00	5/01/04	345	345,512
Industry Urban Dev. Agy., Tax Alloc., Civic Rec. Indl., M.B.I.A.	Aaa(e)	5.00	5/01/04	250	251,643
Lodi Elec. Sys. Rev., C.O.P., Ser. C, M.B.I.A.	Aaa(e)	2.00	7/01/04	500	501,604
Long Beach Hbr. Rev., Ser. A, M.B.I.A., A.M.T.	VMIG1	4.00	5/14/04	6,000	6,033,670
Los Angeles Cnty. Metro Trans. Auth. Sales Tax Rev., Proposition C, Ser. A, M.B.I.A.	Aaa(e)	2.00	7/01/04	500	501,604
Los Angeles Dept. Arpt. Rev., Ser. A, A.M.T.	VMIG1	1.25	11/15/04	6,000	6,000,000
Los Angeles Dept. Wtr. & Pwr. Wtrwks. Rev., Ser. A24, M.B.I.A., F.R.W.D., M.E.R.L.O.T.	VMIG1	0.97	3/03/04	3,100	3,100,000
Los Angeles Multi-Fam. Rev., Colonial Apts. Proj., Ser. N, A.M.T., A.N.N.M.T.	A-1+(c)	1.14	6/02/04	10,000	10,000,000
Los Angeles Uni. Sch. Dist., G.O., Ser. B12, M.B.I.A., F.R.W.D.	VMIG1	0.97	3/03/04	4,590	4,590,000
Mt. Diablo Uni. Sch. Dist., F.S.A.	Aaa(e)	4.00	8/01/04	200	202,361
Mun. Secs. Trust Cert., G.O., Ser. 2001-135, Trust Cert., Cl. A, F.G.I.C., F.R.D.D.	A-1(c)	0.97	3/01/04	1,000	1,000,000
Napa Wtr. Rev., M.B.I.A.	Aaa(e)	3.30	5/01/04	225	225,853
Oakland, Ser. 756, F.G.I.C., F.R.W.D.	VMIG1	0.94	3/04/04	5,000	5,000,000

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Ontario Rev., Redev. Agcy. Hsg., Ser. A., F.R.W.D., A.M.T.	P-1	1.04%	3/04/04	$600	$600,000
Port Oakland Rev., Ser. B36, F.G.I.C., Ser. 2002-1, F.R.W.D., A.M.T., M.E.R.L.O.T.	VMIG1	1.02	3/03/04	2,500	2,500,000
Riverside Ind. Dev. Auth. Ind. Dev. Rev., Trademark Plastics, Inc. Proj., F.R.W.D., A.M.T.	VMIG1	1.05	3/04/04	4,275	4,275,000
Roaring Fork Mun. Prods. LLC., Ser. 00-22, Cl. A, F.R.W.D., A.M.T.	VMIG1	1.00	3/04/04	4,500	4,500,000
Ser. 01-02, Cl. A, F.R.W.D., A.M.T.	A-1+(c)	1.00	3/04/04	4,285	4,285,000
Ser. 01-12, Cl. A, F.R.W.D., A.M.T.	A-1+(c)	1.00	3/04/04	6,560	6,560,000
San Diego Cnty., Friends of Chabad, C.O.P., F.R.W.D.	NR	1.00	3/04/04	1,500	1,500,000
San Mateo Cnty. Hsg. Auth. Multi-Fam. Hsg. Rev., Pacific Oaks Apts. Proj., Ser. 87A, F.R.W.D., A.M.T.	VMIG1	1.01	3/03/04	1,600	1,600,000
Southeast Res. Recov. Facs. Auth. Lease Rev., Ser. B, A.M.T., A.M.B.A.C.	Aaa(e)	2.00	12/01/04	1,650	1,659,829
Univ. of Cal. Rev., Ser. 888, A.M.B.A.C.	VMIG1	1.25	12/23/04	5,000	5,000,000

Total Investments 99.2% (cost $243,377,391)(d)					243,377,391
Other assets in excess of liabilities 0.8%					2,049,293

Net Assets 100%					$245,426,684

See Notes to Financial Statements.

Dryden California Municipal Fund/California Money Market Series	7

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

A.N.N.M.T.—Annual Mandatory Tender.

C.O.P.—Certificates of Participation.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note (b).

F.R.W.D.—Floating Rate (Weekly) Demand Note (b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Association.

M.E.R.L.O.T.—Municipal Exempt Receipt-Liquid Optional Tender.

T.C.R.S.—Transferable Custodial Receipts.

T.E.C.P.—Tax-exempt commercial paper.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s Rating.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(e)	Long-term rating.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of February 29, 2004 (Unaudited)

Assets

Investments, at amortized cost which approximates market value	$243,377,391
Cash	6,675
Receivable for Series shares sold	2,867,436
Receivable for investments sold	2,500,000
Interest receivable	572,134
Other assets	5,263

Total assets	249,328,899

Liabilities

Payable for Series shares reacquired	3,667,156
Management fee payable	97,856
Accrued expenses	88,712
Distribution fee payable	24,464
Deferred trustees’ fees	16,009
Dividends payable	8,018

Total liabilities	3,902,215

Net Assets	$245,426,684

Net assets were comprised of:
Shares of beneficial interest, at $.01 par value	$2,454,267
Paid-in capital in excess of par	242,972,417

Net assets, February 29, 2004	$245,426,684

Net asset value, offering price and redemption price per share ($245,426,684 ÷ 245,426,684 shares of beneficial interest issued and outstanding; unlimited number of shares authorized)	$1.00

See Notes to Financial Statements.

Dryden California Municipal Fund/California Money Market Series	9

Statement of Operations

Six Months Ended February 29, 2004 (Unaudited)

Net Investment Income

Income
Interest	$1,291,351

Expenses
Management fee	597,752
Distribution fee	149,438
Custodian’s fees and expenses	48,000
Transfer agent’s fees and expenses	27,000
Reports to shareholders	26,000
Registration fees	20,000
Legal fees and expenses	18,000
Audit fee	7,000
Trustees’ fees	6,000
Miscellaneous	4,095

Total expenses	903,285

Net investment income	388,066

Net realized gain on investments	110,700

Net Increase In Net Assets Resulting From Operations	$498,766

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2004	Year Ended August 31, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$388,066	$1,431,253
Net realized gain on investment transactions	110,700	—

Net increase in net assets resulting from operations	498,766	1,431,253

Dividends and distributions paid to shareholders (Note 1)	(498,766)	(1,431,253)

Series share transactions (at $1 per share)
Net proceeds from shares sold	491,669,822	955,387,207
Net asset value of shares issued in reinvestment of dividends and distributions	474,510	1,404,027
Cost of shares reacquired	(483,268,738)	(961,545,528)

Net increase (decrease) in net assets from Series share transactions	8,875,594	(4,754,294)

Total increase (decrease)	8,875,594	(4,754,294)

Net Assets

Beginning of period	236,551,090	241,305,384

End of period	$245,426,684	$236,551,090

See Notes to Financial Statements.

Dryden California Municipal Fund/California Money Market Series	11

Notes to Financial Statements

(Unaudited)

Dryden California Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series: California Series, California Income Series and California Money Market Series. These financial statements relate to California Money Market Series (the “Series”). The financial statements of the other series are not presented herein. The Series commenced investment operations on March 3, 1989.

The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from California state and federal income taxes with the minimum risk by investing in “investment grade” tax-exempt securities having a maturity of 13 months or less and whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recorded on an accrual basis.

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Federal Income Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested cash earns credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI” or “Manager”). Pursuant to a subadvisory agreement between PI and Prudential Investment Management, Inc. (“PIM” or “Subadviser”), PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PI is computed daily and payable monthly at an annual rate of .50% of the average daily net assets of the Series.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series’ shares, pursuant to a plan

Dryden California Municipal Fund/California Money Market Series	13

Notes to Financial Statements

(Unaudited) Cont’d

of distribution, regardless of expenses actually incurred by it. The Series pays PIMS for distributing and servicing the Series’ shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series’ average daily net assets. The distribution fee is accrued daily and payable monthly.

PI, PIM and PIMS are indirect wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended February 29, 2004, the Series incurred fees of approximately $25,300 for the services of PMFS. As of February 29, 2004, approximately $4,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

Note 4. Capital

The Series offers Class A shares. The Series may also offer Class S shares. There are no Class S shares currently issued and outstanding.

Note 5. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Series. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Series.

The reports on the financial statements of the Series audited by PricewaterhouseCoopers LLP through the year ended August 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

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Financial Highlights

FEBRUARY 29, 2004	SEMI-ANNUAL REPORT

Dryden California Municipal Fund

California Money Market Series

Financial Highlights

(Unaudited)

	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00
Net investment income and net realized gains	—	(b)
Dividends and distributions to shareholders	—	(b)

Net asset value, end of period	$1.00

Total Return(a):	.21%
Ratios/Supplemental Data:
Net assets, end of period (000)	$245,427
Average net assets (000)	$240,415
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.76	%(c)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)
Net investment income	.32	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Annualized.

See Notes to Financial Statements.

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Year Ended August 31,

2003	2002	2001	2000	1999

$1.00	$1.00	$1.00	$1.00	$1.00
.01	.01	.03	.03	.02
(.01)	(.01)	(.03)	(.03)	(.02)

$1.00	$1.00	$1.00	$1.00	$1.00

.57%	.97%	2.65%	2.83%	2.34%

$236,551	$241,305	$294,186	$275,567	$265,473
$250,446	$277,745	$281,475	$299,602	$289,155

.75%	.73%	.73%	.70%	.71%
.63%	.61%	.60%	.58%	.59%
.57%	.97%	2.59%	2.77%	2.30%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Money Market Series	17

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders was held on July 17, 2003, and adjourned to August 21, 2003 and further adjourned to September 12, 2003, October 10, 2003, November 7, 2003, November 21, 2003, December 5, 2003 and January 6, 2004. At such meetings the following proposals were submitted to shareholders for approval:

2) To Permit the Manager to Enter into, or make material changes to, Subadvisory Agreements without shareholder approval.

Not Approved.

4a) To approve changes to fundamental investment restrictions or policies, relating to: fund diversification.

Not Approved.

4b) To approve changes to fundamental investment restrictions or policies, relating to: issuing senior securities, borrowing money or pledging assets.

Not Approved.

4c) To approve changes to fundamental investment restrictions or policies, relating to: buying and selling real estate.

Not Approved.

4d) To approve changes to fundamental investment restrictions or policies, relating to: buying and selling commodities and commodity contracts.

Not Approved.

4f) To approve changes to fundamental investment restrictions or policies, relating to: making loans.

Not Approved.

4g) To approve changes to fundamental investment restrictions or policies, relating to: other investment restrictions, including investing in securities of other investment companies.

Not Approved.

5) To approve amendments to the Company’s Declaration of Trust.

Not Approved.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Deborah A. Docs, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden California Municipal Fund/California Money Market Series
NASDAQ	PCLXX

CUSIP	262433709

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 29, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are units of Prudential Investment Management, Inc. (PIM). Jennison Associates and PIM are Registered Investment Advisors and Prudential Financial Companies.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden California Municipal Fund/California Money Market Series
NASDAQ	PCLXX

CUSIP	262433709

MF139E2    IFS-A090097    Ed. 04/2004

Dryden California Municipal Fund/California Income Series

FEBRUARY 29, 2004	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 19, 2004

As the stock market slowed in the first quarter of 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and uncertain job growth in the United States, we can understand that some investors may want to remain cautious. For those with long-term goals, however, keeping assets in short-term savings and money market accounts may be a losing proposition as meager yields will be eroded by taxes, and even low annual inflation will reduce purchasing power. A broadly diversified asset allocation can help protect you against inflation and increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden funds are managed by Prudential Investment Management’s public equity and fixed income asset management businesses. The equity funds are managed by Jennison Associates and Quantitative Management. Prudential Fixed Income manages the JennisonDryden fixed income and money market funds.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden California Municipal Fund/California Income Series

Dryden California Municipal Fund/California Income Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden California Municipal Fund/California Income Series (the Series) is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852.

Cumulative Total Returns[1] as of 2/29/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	6.42%	5.92%	28.94%	82.74%	154.46%

Class B	6.29	5.66	27.35	76.99	77.59

Class C	6.16	5.40	25.77	N/A	73.83

Class Z	6.56	6.18	30.55	N/A	59.95

Lehman Brothers Municipal Bond Index[3]	6.52	6.30	34.50	86.00	***

Lipper CA Muni Debt Funds Avg.[4]	6.90	5.87	27.20	72.63	****

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		0.75%	4.19%	6.10%	6.87%

Class B		–0.28	4.62	6.20	5.64

Class C		3.43	4.53	N/A	5.80

Class Z		5.21	5.31	N/A	6.32

Lehman Brothers Municipal Bond Index[3]		5.86	6.00	6.81	***

Lipper CA Muni Debt Funds Avg.[4]		5.25	4.77	6.02	****

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Distributions and Yields[1] as of 2/29/04
			Taxable Equivalent 30-Day Yield[5] at Tax Rates of
	Total Distributions Paid for Six Months	30-Day SEC Yield	33%	35%
Class A	$0.39	2.86%	4.71%	4.85%

Class B	$0.38	2.70	4.44	4.58

Class C	$0.36	2.45	4.03	4.16

Class Z	$0.40	3.19	5.25	5.41

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively, the returns for these classes would have been lower. During the period ended February 29, 2004, the Series charged a maximum front-end sales charge of 3% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 4%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase and a 12b-1 fee of up to 0.50% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. During the period ended February 29, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of up to 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain up to 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates: Class A, 12/3/90; Class B, 12/7/93; Class C, 8/1/94; and Class Z, 9/18/96. 3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. Investors cannot invest directly in an index. 4The Lipper California (CA) Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper CA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California. 5Taxable equivalent yields reflect federal and applicable state tax rates. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/29/04 are 152.18% for Class A, 87.12% for Class B, 88.34% for Class C, and 61.56% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/04 are 7.16% for Class A, 6.22% for Class B, 6.73% for Class C, and 6.56% for Class Z. ****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/29/04 are 135.47% for Class A, 74.44% for Class B, 75.90% for Class C, and 51.65% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/04 are 6.58% for Class A, 5.46% for Class B, 5.93% for Class C, and 5.61% for Class Z.

Dryden California Municipal Fund/California Income Series	3

Five Largest Issuers expressed as a percentage of net assets as of 2/29/04
California State	6.3%

Foothill/Eastern Corridor Agy. California	4.6

Long Beach California Harbor	3.5

Sacramento California City Fing. Auth.	2.8

Kaiser Permanente	2.7

Issuers are subject to change.

Portfolio Composition expressed as a percentage of net assets as of 2/29/04
Special Tax/Assessment District	35.9%

General Obligation	14.1

Prerefunded	10.4

Transportation	9.8

Healthcare	5.2

Education	5.0

Water & Sewer	4.0

Power	2.9

Lease-Backed Certificate of Participation	2.7

Housing	2.2

Solid Waste/Resource Recovery	2.1

Corporate-Backed IDB & PCR	1.1

Tobacco	0.5

Other	1.5

Cash & Equivalents	2.6

Portfolio composition is subject to change.

Credit Quality expressed as a percentage of net assets as of 2/29/04
Aaa	47.9%

Aa	5.8

A	9.4

Baa	9.5

Ba	1.1

B	1.1

NR	22.6

Cash & Equivalents	2.6

Source: Moody’s rating, defaulting to S&P when not rated.

Credit quality is subject to change.

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Portfolio of Investments

FEBRUARY 29, 2004	SEMI-ANNUAL REPORT

Dryden California Municipal Fund

California Income Series

Portfolio of Investments

as of February 29, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 89.1%

Municipal Bonds

Abag Fin. Auth. For Nonprofit Corp. Rev., San Diego Hosp. Assoc., Ser. C	Baa1	5.375%	3/01/21	$1,665		$1,707,108
Brea Redev. Agcy.,
Rfdg., Tax Alloc., Ser. A, A.M.B.A.C.	Aaa	5.50	8/01/12	2,055		2,384,067
Rfdg., Tax Alloc., Ser. A	Aaa	5.50	8/01/19	3,350		3,791,698
California Edl. Facs. Auth. Rev., Rfdg. Stanford Univ., Ser R	Aaa	5.00	11/01/21	3,700		3,952,414
California Hlth. Facs. Fin. Auth. Rev., Kaiser Permanente, Ser. B	A3	5.25	10/01/13	3,620		4,105,406
California Infrastructure & Econ. Dev. Bk. Rev., Scripps Research Inst., Ser. A	Aa3	5.75	7/01/30	1,500		1,668,345
California Poll. Ctrl. Fin. Auth., Solid Wste. Disp. Rev., Keller Canyon Landfill Co. Proj.	B1	6.875	11/01/27	2,500		2,504,175
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AAA(c)	6.00	12/01/31	775		795,824
California St. Cmnty. Cap. Apprec. Cmnty. Facs., Dist. No. 97-1	NR	Zero	9/01/22	4,440		1,507,868
California St. Univ. Rev. & Coll., Systemwide, Ser. A, A.M.B.A.C.	Aaa	5.50	11/01/16	1,350		1,558,494
California St.,
G.O., A.M.B.A.C.	Aaa	5.50	3/01/16	2,000		2,258,700
G.O., M.B.I.A.	Aaa	5.25	2/01/27	2,500		2,680,200
California Statewide Cmntys. Dev. Auth.,
C.O.P.	Aaa	5.30	12/01/15	1,900	(e)	2,095,225
Wtr. Rev., Pooled Fdg. Proj., West Sacramento Wtr., Ser. C, F.S.A.	AAA(c)	5.25	10/01/34	4,205		4,523,024
Carson City Ltd. Oblig. Impvt. Rev., Assmt. Dist., No. 92-1	NR	7.375	9/02/22	370		378,025

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Central California Joint Pwrs. Hlth. Fin. Auth., C.O.P., Cmnty. Hosps.	Baa2	6.00%	2/01/30	$2,000		$2,080,860
Chula Vista Cmnty. Redev. Agcy.,
Rfdg. Tax Alloc. Sr. Bayfront, Ser. A	BBB+(c)	7.625	9/01/24	2,500		2,754,150
Rfdg. Tax Alloc. Sub. Bayfront, Ser. C	NR	8.25	5/01/24	2,500		2,643,450
Davis Pub. Facs. Fin. Auth., Mace Ranch, Ser. A	NR	6.60	9/01/25	1,330		1,408,616
El Dorado Cnty., Spec. Tax,
Cmnty. Facs., Dist. No. 92-1	NR	6.125	9/01/16	1,000		1,061,720
Cmnty. Facs., DIst. No. 92-1	NR	8.25	9/01/24	1,945	(e)	2,055,301
Cmnty. Facs., Dist. No. 92-1	NR	6.25	9/01/29	480		499,776
Emeryville Pub. Fin. Auth. Rev., Emeryville Redev. Proj., Ser. A, M.B.I.A.	Aaa	5.25	9/01/20	1,635		1,812,855
Folsom Spec. Tax,
Cmnty. Facs., Dist. No. 10	NR	6.875	9/01/19	2,000		2,166,620
Cmnty. Facs., Dist. No. 7	NR	6.00	9/01/24	2,500		2,599,425
Foothill / Eastern Trans. Corr. Agcy., Hwy Toll Rd. Rev., M.B.I.A.	Aaa	5.375	1/15/15	1,000		1,131,650
Foothill / Eastern Trans. Corr. Agcy., Toll Rd. Rev.,
Conv. C.A.B.S., Sr. Lien, Ser. A, Zero Coupon (until 1/01/05)	Aaa	7.15	1/01/13	4,750	(e)	5,727,930
Conv. C.A.B.S., Zero Coupon (until 7/15/09)	Baa3	5.875	1/15/28	4,890		3,746,767
Gateway Impvt. Auth. Rev., Marin City Cmnty. Facs. Dist., Ser. A	NR	7.75	9/01/25	2,085	(e)	2,334,825
Glendale Redev. Agcy. Tax Alloc. Rev., Central Glendale Redev. Proj., M.B.I.A.	Aaa	5.25	12/01/19	3,275		3,646,843
Golden St. Tobacco Securitization Asset-Bkd., Ser. B	Baa2	5.625	6/01/20	1,000		1,053,850
Golden West Sch. Fin. Auth., California Rev., C.A.B.S., Rfdg. Ser. A., M.B.I.A.	Aaa	Zero	2/01/19	2,110		1,062,364
Kings Cnty. Wste. Mgmt. Auth., Solid Wste. Rev., A.M.T.	BBB(c)	7.20	10/01/14	1,200		1,254,012

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	7

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

La Quinta Redev. Agcy., Tax Alloc.,
Rfdg. Proj. Area No. 1, M.B.I.A.	Aaa	7.30%	9/01/10	$1,000		$1,279,990
Rfdg. Proj. Area No. 1, M.B.I.A.	Aaa	7.30	9/01/11	1,000		1,299,290
Lincoln Impvt. Bond Act of 1915, Pub. Fin Auth., Twelve Bridges	NR	6.20	9/02/25	2,750		2,883,347
Long Beach Hbr. Rev.,
Rfdg. Ser. A, A.M.T., F.G.I.C.	Aaa	6.00	5/15/17	3,500	(f)	4,204,900
Rfdg. Ser. A, A.M.T., F.G.I.C.	Aaa	6.00	5/15/19	3,000		3,609,960
Long Beach Uni. Sch. Dist., G.O., Election 1999, Ser. C, M.B.I.A.	Aaa	5.00	8/01/25	1,000		1,042,910
Los Angeles Cmnty. Coll. Dist., G.O., Ser. A, M.B.I.A.	Aaa	5.50	8/01/14	3,000		3,483,330
Los Angeles Cmnty. Facs., Dist. No. 5, Rowland Heights, Ser. A	NR	7.25	9/01/19	1,500	(e)	1,578,000
Los Angeles Hbr. Dept. Rev., A.M.T., Ser. B	Aa2	5.375	11/01/23	2,000		2,129,400
Los Angeles Santn. Equip., Ser. A, F.S.A.	Aaa	5.25	2/01/15	2,000		2,238,400
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.	BBB+(c)	6.50	6/01/21	1,500		1,561,590
Metro. Wtr. Dist. of Southern California, Waterworks Rev., Linked S.A.V.R.S., R.I.B.S.	Aa2	5.75	8/10/18	1,000		1,206,600
Mojave Desert & Mtn. Solid Wste. Joint Pwrs. Auth. Proj., Victor Valley Nat’l. Recov. Facs., A.M.T.	Baa1	7.875	6/01/20	1,175		1,207,066
Norco Spec. Tax Cmnty. Facs., Dist. No. 97-1	NR	7.10	10/01/30	1,320		1,443,565
Ontario California Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00	9/02/11	535		561,301
Orange Cnty. Cmnty. Facs. Dist., Spec. Tax Rev., No. 01-1, Ladera Ranch, Ser. A	NR	6.00	8/15/25	1,350		1,396,683
Orange Cnty. Loc. Trans. Auth.,
Sales Tax Rev., Linked S.A.V.R.S., R.I.B.S., A.M.B.A.C., T.C.R.S.	Aaa	6.20(d)	2/14/11	4,000		4,837,560
Spec. Tax Rev., Linked, R.I.B.S.	Aa2	11.10(d)	2/14/11	750		1,064,085

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2, Ser. A	NR	6.25%	9/01/23	$2,000		$2,058,980
Pico Rivera California Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Aaa	5.50	5/01/29	1,500		1,747,020
Pittsburg California Redev. Agcy. Tax Alloc.,
Ext. Spec. Redem., Los Medanos, Ser. B, F.S.A.	Aaa	5.80	8/01/34	2,700		3,108,537
Los Medanos Cmnty. Dev. Proj., A.M.B.A.C.	Aaa	Zero	8/01/26	1,375		435,366
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR	6.75	8/15/15	1,000		1,104,150
Puerto Rico Comnwlth.,
Hwy. & Trans. Auth. Rev., Ser. G, F.G.I.C.	Aaa	5.25	7/01/16	2,000		2,292,260
Ser. G, F.G.I.C.	Aaa	5.25	7/01/17	1,260	(e)	1,437,635
Rites, PA 642A, M.B.I.A.	Aaa	5.75	3/25/04	1,000		1,379,080
Puerto Rico Pub. Bldgs. Auth., Gtd. Pub. Ed. & Hlth. Facs., C.A.B.S., Ser. J, E.T.M.	Baa1	Zero	7/01/06	145	(e)	139,618
Redding Elec. Sys. Rev., C.O.P.,
R.I.B.S., M.B.I.A., E.T.M.	Aaa	6.368	7/01/22	50	(e)	61,905
M.B.I.A.	Aaa	11.54(d)	3/23/04	1,850	(e)	2,730,933
Rio Vista Impvt. Bond Act of 1915, Assmt. Dist. No. 96-1, River View Pt.	NR	7.50	9/02/22	1,770		1,912,733
Riverside Cnty. Asset Leasing Corp., Leasehold Rev., Hosp. Proj., Ser. B, M.B.I.A.	Aaa	5.70	6/01/16	1,500		1,734,075
Riverside Uni. Sch. Dist. Spec. Tax,
Cmnty. Facs. Dist. No. 7, Ser. A	NR	6.90	9/01/20	1,320		1,454,099
Cmnty. Facs. Dist. No. 7, Ser. A	NR	7.00	9/01/30	1,000		1,094,630
Rocklin Uni. Sch. Dist., C.A.B.S., Ser. C, M.B.I.A.	Aaa	Zero	8/01/16	1,400		827,106
Roseville California Spec. Tax,
Highland Cmnty. Facs., Dist. No. 1	NR	6.30	9/01/25	1,890		1,971,138

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	9

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Woodcreek Cmnty. Facs., Dist. No. 1	NR	6.375%	9/01/27	$1,000		$1,051,890
Sacramento City. Fin. Auth.,
C.A.B.S., Tax Alloc. Comb. Proj., Ser. B, M.B.I.A.	Aaa	Zero	11/01/16	5,700		3,294,999
C.A.B.S., Tax Alloc. Comb. Proj., Ser. B, M.B.I.A.	Aaa	Zero	11/01/17	5,695		3,106,793
Sacramento Impvt. Bond Act of 1915, Willowcreek II, Assmt. Dist. No. 96-1	NR	6.70	9/02/22	2,420		2,512,589
Sacramento Spec. Purp. Facs., Y.M.C.A. of Sacramento	NR	7.25	12/01/18	1,820		1,882,572
San Diego California Redev. Agcy., Tax Alloc., North Bay Redev.	Baa1	5.875	9/01/29	2,000		2,099,060
San Diego California Uni. Sch. Dist.
Election 1998, Ser. E, F.S.A.	Aaa	5.25	7/01/17	2,000		2,272,420
G.O., Ser. C, F.S.A.	Aaa	5.00	7/01/19	2,000		2,174,720
San Diego Spec. Tax, Cmnty. Facs. Dist. No. 1, Ser. B	NR	7.10	9/01/20	2,000	(e)	2,220,840
San Francisco City & Cnty. Arpt., Comm. Int’l. Arpt. Rev., Second Ser. Issue 8A, A.M.T., F.G.I.C.	Aaa	6.25	5/01/20	2,000		2,036,500
San Francisco City & Cnty., Redev. Agcy., Lease Rev.,
C.A.B.S., E.T.M.	A1	Zero	7/01/06	1,500		1,435,620
C.A.B.S.	A1	Zero	7/01/07	2,250		2,086,402
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.	Aaa	Zero	1/01/11	2,000	(e)	1,621,360
San Leandro Cmnty. Facs., Spec. Tax, Dist. No. 1	NR	6.50	9/01/25	2,160		2,256,876
Santa Margarita Wtr. Dist. Spec. Tax,
Cmnty. Facs., Dist. No. 99-1	NR	6.20	9/01/20	2,000		2,092,940
Cmnty. Facs., Dist. No. 99-1	NR	6.25	9/01/29	2,000		2,075,080
Santa Margarita, Dana Point Auth.,
Impvt. Dists. 1,2,2A,8, Ser. A, M.B.I.A.	Aaa	7.25	8/01/09	905		1,131,286
Impvt. Dists. 3,3A, 4,4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	1,000		1,338,740

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

South Orange Cnty., Pub. Fin. Auth., Sr. Lien, Ser. A, M.B.I.A.	Aaa	7.00%	9/01/10	$2,535		$3,207,307
South Tahoe Joint Pwrs. Fin. Auth. Rev., Rfdg. Redev. Proj., Area No. 1, Ser. B, E.T.M.	BBB-(c)	6.00	10/01/28	3,000		3,143,880
Southern California Pub. Pwr. Auth.,
Pwr. Proj. Rev.	A2	6.75	7/01/10	3,000		3,674,520
Pwr. Proj. Rev., Rfdg., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M.	Aaa	Zero	7/01/16	8,400	(e)	5,065,200
Stockton Cmnty. Facs. Dist., Spec. Tax, No. 90-2, Brookside Estates	NR	6.20	8/01/15	1,050		1,097,187
Sulphur Springs Uni. Sch. Dist., Int. Accrual, Ser. A, M.B.I.A.	Aaa	Zero	9/01/11	3,000		2,346,660
Tustin California Uni. Sch. Dist. Spec. Tax, Cmnty. Facs., Dist. No. 97-1	AAA(c)	6.375	9/01/35	1,500	(e)	1,824,900
Univ. California Research Facs., Rev., Ser. E, A.M.B.A.C.	Aaa	5.00	9/01/18	2,000		2,170,260
Vacaville Cmnty. Redev. Agcy., Multi-Fam. Rev., Cmnty. Hsg. Fin., Issue A	A-(c)	7.375	11/01/14	1,110	(e)	1,180,108
Vallejo C.O.P., Touro Univ.	Ba3	7.375	6/01/29	2,500		2,580,925
Victor Elem. Sch. Dist.,
G.O., F.G.I.C., Ser. A	Aaa	5.375	8/01/20	1,455		1,618,891
G.O., F.G.I.C., Ser. A	Aaa	5.375	8/01/21	1,635		1,809,242
West Contra Costa Uni. Sch. Dist., C.O.P.	Baa3	6.875	1/01/09	665		687,610

Total long-term investments (cost $183,832,629)						204,566,206

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	11

Portfolio of Investments

as of February 29, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 7.1%
California Hsg. Fin. Agy. Rev.,
Home Mtg., Ser. B, F.S.A., F.R.D.D., A.M.T.	VMIG1	1.01%	3/01/04	$1,590	$1,590,000
Multi-Fam. Hsg. III, Ser. A, F.R.D.D., A.M.T.	VMIG1	1.01	3/01/04	2,670	2,670,000
California St. Dept. Wtr. Res. Pwr. Supply Rev., Ser. B, F.R.D.D.	VMIG1	0.97	3/01/04	100	100,000
California St.,
G.O., Mun. Secs. Trust Rcpts., SGA 135, A.M.B.A.C., T.C.R.S., F.R.D.D., F.R.W.D.	A-1+(c)	0.97	3/01/04	7,270	7,270,000
Ser. C-1	VMIG1	0.93	3/04/04	1,000	1,000,000
Mun. Secs. Trust Cert.,
G.O., Ser. 2001-135 Trust Cert. Class A, F.G.I.C., F.R.D.D.	A-1(c)	0.97	3/01/04	1,995	1,995,000
Ser. 2001-136 Trust Cert. Class A, A.M.T., F.G.I.C., F.R.D.D.	A-1(c)	0.97	3/01/04	1,600	1,600,000

Total short-term investments (cost $16,225,000)					16,225,000

Total Investments 96.2% (cost $200,057,629) (Note 5)					220,791,206
Other assets in excess of liabilities 3.8%					8,794,020

Net Assets 100%					$229,585,226

See Notes to Financial Statements.

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(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed To Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note (b).

F.R.W.D.—Floating Rate (Weekly) Demand Note (b).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s Rating.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(e)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(f)	All or partial principal amount segregated as collateral for futures contracts.

NR—Not Rated by Moody’s or Standard & Poor’s.

The fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	13

Statement of Assets and Liabilities

as of February 29, 2004 (Unaudited)

Assets

Investments, at value (cost $200,057,629)	$220,791,206
Cash	31,398
Receivable for investments sold	6,465,008
Interest receivable	3,140,300
Receivable for Series shares sold	230,262
Other assets	4,394

Total assets	230,662,568

Liabilities

Payable for Series shares reacquired	544,548
Unrealized depreciation on interest rate swaps	131,613
Accrued expenses	100,387
Dividends payable	100,185
Management fee payable	91,165
Distribution fee payable	58,718
Due to broker—variation margin	34,637
Deferred trustees’ fees	16,089

Total liabilities	1,077,342

Net Assets	$229,585,226

Net assets were comprised of:
Shares of beneficial interest, at par	$205,730
Paid-in capital in excess of par	208,694,992

208,900,722
Undistributed net investment income	125,804
Accumulated net realized gain on investments	15,683
Net unrealized appreciation on investments	20,543,017

Net assets, February 29, 2004	$229,585,226

See Notes to Financial Statements.

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Class A

Net asset value and redemption price per share ($157,012,264 ÷ 14,069,757 shares of beneficial interest issued and outstanding)	$11.16
Maximum sales charge (3% of offering price)*	0.35

Maximum offering price to public	$11.51

Class B

Net asset value, offering price and redemption price per share ($55,403,994 ÷ 4,964,780 shares of beneficial interest issued and outstanding)	$11.16

Class C

Net asset value offering and redemption price per share ($9,365,962 ÷ 839,281 shares of beneficial interest issued and outstanding)	$11.16

Class Z

Net asset value, offering price and redemption price per share ($7,803,006 ÷ 699,170 shares of beneficial interest issued and outstanding)	$11.16

*	Effective March 15, 2004, the maximum sales charge was changed to 4% of offering price.

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	15

Statement of Operations

Six Months Ended February 29, 2004 (Unaudited)

Net Investment Income

Income
Interest	$5,819,698

Expenses
Management fee	573,459
Distribution fee—Class A	196,702
Distribution fee—Class B	139,924
Distribution fee—Class C	34,884
Custodian’s fees and expenses	60,000
Reports to shareholders	30,000
Transfer agent’s fees and expenses	26,000
Registration fees	21,000
Legal fees and expenses	19,000
Audit fee	9,000
Trustees’ fees	6,000
Miscellaneous	8,300

Total expenses	1,124,269

Net investment income	4,695,429

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	2,454,634
Financial futures transactions	(479,228)
Interest rate swaps	(19,625)
Options written	26,705

1,982,486

Net change in unrealized appreciation (depreciation) on:
Investments	7,624,288
Financial futures contracts	9,554
Interest rate swaps	(131,613)

7,502,229

Net gain on investments	9,484,715

Net Increase In Net Assets Resulting From Operations	$14,180,144

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2004	Year Ended August 31, 2003
Decrease In Net Assets

Operations
Net investment income	$4,695,429	$10,710,703
Net realized gain on investments	1,982,486	4,483,651
Net change in unrealized appreciation (depreciation) on investments	7,502,229	(9,540,268)

Net increase in net assets resulting from operations	14,180,144	5,654,086

Dividends and distributions (Note 1):
Dividends from net investment income
Class A	(3,270,859)	(7,305,801)
Class B	(1,093,811)	(2,620,833)
Class C	(170,018)	(369,401)
Class Z	(148,679)	(276,655)

	(4,683,367)	(10,572,690)

Distributions from net realized gains
Class A	(2,251,693)	—
Class B	(804,696)	—
Class C	(134,702)	—
Class Z	(82,873)	—

	(3,273,964)	—

Series share transactions (net of share conversions) (Note 6):
Net proceeds from shares sold	10,875,623	23,811,913
Net asset value of shares issued in reinvestment of dividends and distributions	3,996,228	4,754,737
Cost of shares reacquired	(22,787,899)	(51,519,137)

Net decrease in net assets from Series share transactions	(7,916,048)	(22,952,487)

Total decrease	(1,693,235)	(27,871,091)

Net Assets

Beginning of period	231,278,461	259,149,552

End of period(a)	$229,585,226	$231,278,461

(a) Includes undistributed net investment income of:	$125,804	$113,742

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	17

Notes to Financial Statements

(Unaudited)

Dryden California Municipal Fund (the “Fund”), is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series: California Income Series (the “Series”), California Series and California Money Market Series. These financial statements relate to California Income Series. The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations on December 3,1990. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk. The Series will invest primarily in investment grade municipal obligations but may also invest a portion of its assets in lower-quality municipal obligations or in nonrated securities which are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in preparation of its financial statements.

Securities Valuation: The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such

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day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an

Dryden California Municipal Fund/California Income Series	19

Notes to Financial Statements

(Unaudited) Cont’d.

option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option transactions.

The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Interest Rate Swaps: The Series may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payment/receipts are included in interest income in the Statement of Operations. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any.

The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

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Written options, future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Series enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions to shareholders, which are

Dryden California Municipal Fund/California Income Series	21

Notes to Financial Statements

(Unaudited) Cont’d.

determined in accordance with federal income tax regulation and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested assets earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with The Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

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Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the Class A and Class C shares, respectively.

PIMS has advised the Series that it received approximately $50,200 and $5,300 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended February 29, 2004. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended February 29, 2004, it received approximately $45,700 and $1,200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the ”Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the six months ended February 29, 2004, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is April 30, 2004. Effective May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA will be October 29, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 29, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended February 29, 2004, the Series incurred fees of approximately $19,700 for the services of PMFS. As of February 29, 2004 approximately $3,200 of

Dryden California Municipal Fund/California Income Series	23

Notes to Financial Statements

(Unaudited) Cont’d.

such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $3,400 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) , an affiliate of PI, was approximately $3,200 for the six months ended February 29, 2004. As of February 29, 2004 approximately $1,100 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 29, 2004 were $53,414,543 and $80,349,740 respectively.

During the six months ended February 29, 2004, the Series entered into financial futures contracts. Details of open contracts at February 29, 2004 are as follows:

Number of Contracts	Type	Expiration Date	Value at February 29, 2004	Value at Trade Date	Unrealized Depreciation
	Short Position:
4	U.S. Treasury Bonds	Mar. 04	$455,500	$452,615	$(2,885)
86	U.S. Treasury 2 Yr. Notes	Mar. 04	18,545,094	18,496,284	(48,810)
27	U.S. Treasury 10 Yr. Notes	Jun. 04	3,074,625	3,067,373	(7,252)

					$(58,947)

Transactions in options written during the six months ended February 29, 2004 were as follows:

	Number of Contracts	Premiums Received
Options outstanding as of August 31, 2003	—	—
Options written	63	$26,705
Options expired	(63)	(26,705)

Options outstanding as of February 29, 2004	—	—

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During the six months ended February 29, 2004, the Series entered into interest rate swap agreements. Details of the swap agreements outstanding as of February 29, 2004 are as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Depreciation
Morgan Stanley & Co., Inc. (a)	4/27/2014	$8,000	3.571%	BMA Municipal Swap Index	$(82,513)
Morgan Stanley & Co., Inc. (a)	4/27/2014	$6,600	3.491%	BMA Municipal Swap Index	(25,416)
Morgan Stanley & Co., Inc. (a)	5/27/2014	$4,400	3.543%	BMA Municipal Swap Index	(23,684)

					$(131,613)

(a)	Portfolio pays the fixed rate and receives the floating rate.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 29, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$199,896,531	$20,911,998	$17,323	$20,894,675

The difference between book and tax basis was primarily attributable to amortization of premium for book and tax purposes.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class A shares purchased on or after Mach 15, 2004 will be subject to a maximum initial sales charge of 4%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to February 2, Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are

Dryden California Municipal Fund/California Income Series	25

Notes to Financial Statements

(Unaudited) Cont’d.

not subject to an initial sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of Investors.

The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

Transactions in shares of beneficial interest for the six months ended February 29, 2004 and the fiscal year ended August 31, 2003 were as follows:

Class A	Shares	Amount
Six months ended February 29, 2004:
Shares sold	568,804	$6,265,267
Shares issued in reinvestment of distributions	236,480	2,609,181
Shares reacquired	(1,472,110)	(16,223,467)

Net increase (decrease) in shares outstanding before conversion	(666,826)	(7,349,019)
Shares issued upon conversion from Class B	180,358	1,982,542

Net increase (decrease) in shares outstanding	(486,468)	$(5,366,477)

Year ended August 31, 2003:
Shares sold	1,270,971	$14,122,660
Shares issued in reinvestment of distributions	283,984	3,148,469
Shares reacquired	(3,142,643)	(34,786,813)

Net increase (decrease) in shares outstanding before conversion	(1,587,688)	(17,515,684)
Shares issued upon conversion from Class B	576,296	6,490,389

Net increase (decrease) in shares outstanding	(1,011,392)	$(11,025,295)

Class B
Six months ended February 29, 2004:
Shares sold	120,747	$1,331,709
Shares issued in reinvestment of distributions	93,874	1,035,544
Shares reacquired	(338,400)	(3,736,068)

Net increase (decrease) in shares outstanding before conversion	(123,779)	(1,368,815)
Shares issued upon conversion from Class A	(180,358)	(1,982,542)

Net increase (decrease) in shares outstanding	(304,137)	$(3,351,357)

Year ended August 31, 2003:
Shares sold	454,745	$5,057,955
Shares issued in reinvestment of distributions	109,041	1,208,767
Shares reacquired	(1,058,938)	(11,750,927)

Net increase (decrease) in shares outstanding before conversion	(495,152)	(5,484,205)
Shares issued upon conversion from Class A	(576,296)	(6,490,389)

Net increase (decrease) in shares outstanding	(1,071,448)	$(11,974,594)

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Class C	Shares	Amount
Six months ended February 29, 2004:
Shares sold	51,189	$568,007
Shares issued in reinvestment of distributions	21,215	234,035
Shares reacquired	(92,203)	(1,019,637)

Net increase (decrease) in shares outstanding	(19,799)	$(217,595)

Year ended August 31, 2003:
Shares sold	106,451	$1,183,929
Shares issued in reinvestment of distributions	25,156	278,807
Shares reacquired	(180,670)	(1,990,650)

Net increase (decrease) in shares outstanding	(49,063)	$(527,914)

Class Z
Six months ended February 29, 2004:
Shares sold	245,893	$2,710,640
Shares issued in reinvestment of distributions	10,636	117,468
Shares reacquired	(164,091)	(1,808,727)

Net increase (decrease) in shares outstanding	92,438	$1,019,381

Year ended August 31, 2003:
Shares sold	311,231	$3,447,369
Shares issued in reinvestment of distributions	10,708	118,694
Shares reacquired	(269,558)	(2,990,747)

Net increase (decrease) in shares outstanding	52,381	$575,316

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Series. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Series.

The reports on the financial statements of the Series audited by PricewaterhouseCoopers LLP through the year ended August 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Series and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Dryden California Municipal Fund/California Income Series	27

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.86

Income from investment operations
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	.46

Total from investment operations	.70

Less Dividends and Distributions
Dividends from net investment income	(.24)
Distributions from net realized gains	(.16)
Distributions in excess of net investment income	—

Total dividends and distributions	(.40)

Net asset value, end of period	$11.16

Total Return(b):	6.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$157,012
Average net assets (000)	$158,226
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees (e)	.91	%(f)
Expenses, excluding distribution and service (12b-1) fees	.66	%(f)
Net investment income	4.17	%(f)
For Class A, B, C and Z shares:
Portfolio turnover rate	25	%(g)

(a)	Net of management fee waiver.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share, net realized and unrealized gain/(loss) per share or on the ratio of net investment income. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)	The distributor of the Series has contractually agreed to limit its distributions and service (12b-1) fees to .25 of 1% of the daily net assets of Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A

Year Ended August 31,

2003	2002(d)	2001	2000	1999

$11.09	$11.11	$10.66	$10.49	$11.19

.47	.49	.52	.54	.56	(a)
(.23)	(.01)	.45	.17	(.70)

.24	.48	.97	.71	(.14)

(.47)	(.50)	(.52)	(.54)	(.56)
—	—	—	—	—
—	—	— (c)	— (c)	—

(.47)	(.50)	(.52)	(.54)	(.56)

$10.86	$11.09	$11.11	$10.66	$10.49

2.20%	4.54%	9.35%	7.10%	(1.37)%

$158,120	$172,623	$167,009	$167,153	$183,593
$171,193	$169,196	$164,424	$171,688	$187,106

.90%	.87%	.87%	.86%	.76	%(a)
.65%	.62%	.62%	.61%	.56	%(a)
4.32%	4.55%	4.83%	5.21%	5.03	%(a)

59%	23%	32%	34%	23%

See Notes to Financial Statements

Dryden California Municipal Fund/California Income Series	29

Financial Highlights

(Unaudited) Cont’d.

	Class B
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.86

Income from investment operations
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	.46

Total from investment operations	.68

Less Dividends and Distributions
Dividends from net investment income	(.22)
Distributions from net realized gains	(.16)
Distributions in excess of net investment income	—

Total dividends and distributions	(.38)

Net asset value, end of period	$11.16

Total Return(b):	6.29%
Ratios/Supplemental Data:
Net assets, end of period (000)	$55,404
Average net assets (000)	$56,277
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.16	%(e)
Expenses, excluding distribution and service (12b-1) fees	.66	%(e)
Net investment income	3.92	%(e)

(a)	Net of management fee waiver.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share, net realized and unrealized gain/(loss) per share. The effect of this change on the ratio of net investment income was an increase from 4.30% to 4.31%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)	Annualized.

See Notes to Financial Statements.

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Class B

Year Ended August 31,

2003	2002(d)	2001	2000	1999

$11.09	$11.11	$10.67	$10.49	$11.19

.45	.47	.49	.51	.53	(a)
(.23)	(.01)	.44	.18	(.70)

.22	.46	.93	.69	(.17)

(.45)	(.48)	(.49)	(.51)	(.53)
—	—	—	—	—
—	—	— (c)	— (c)	—

(.45)	(.48)	(.49)	(.51)	(.53)

$10.86	$11.09	$11.11	$10.67	$10.49

1.94%	4.29%	8.98%	6.93%	(1.67)%

$57,234	$70,308	$78,237	$80,580	$84,546
$65,204	$72,864	$79,046	$78,743	$81,163

1.15%	1.12%	1.12%	1.11%	1.06	%(a)
.65%	.62%	.62%	.61%	.56	%(a)
4.07%	4.31%	4.58%	4.96%	4.78	%(a)

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	31

Financial Highlights

(Unaudited) Cont’d.

	Class C
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.86

Income from investment operations
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	.46

Total from investment operations	.66

Less Dividends and Distributions
Dividends from net investment income	(.20)
Distributions from net realized gains	(.16)
Distributions in excess of net investment income	—

Total dividends and distributions	(.36)

Net asset value, end of period	$11.16

Total Return(b):	6.16%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,366
Average net assets (000)	$9,354
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.41	%(f)
Expenses, excluding distribution and service (12b-1) fees	.66	%(f)
Net investment income	3.67	%(f)

(a)	Net of management fee waiver.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share, net realized and unrealized gain/(loss) per share. The effect of this change on the ratio of net investment income was an increase from 4.06% to 4.07%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)	The distributor of the Series has contractually agreed to limited its distributions and service (12b-1) fees to .75 of 1% of the daily net assets of Class C shares.
(f)	Annualized.

See Notes to Financial Statements.

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Class C

Year Ended August 31,

2003	2002(d)	2001	2000	1999

$11.09	$11.11	$10.67	$10.49	$11.19

.42	.44	.47	.49	.50	(a)
(0.23)	(.01)	.44	.18	(.70)

.19	.43	.91	.67	(.20)

(.42)	(.45)	(.47)	(.49)	(.50)
—	—	—	—	—
—	—	— (c)	— (c)	—

(.42)	(.45)	(.47)	(.49)	(.50)

$10.86	$11.09	$11.11	$10.67	$10.49

1.69%	4.02%	8.71%	6.66%	(1.91)%

$9,332	$10,071	$9,394	$8,309	$10,847
$9,804	$9,188	$8,346	$9,021	$9,088

1.40%	1.37%	1.37%	1.36%	1.31	%(a)
.65%	.62%	.62%	.61%	.56	%(a)
3.82%	4.07%	4.33%	4.71%	4.53	%(a)

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	33

Financial Highlights

(Unaudited) Cont’d.

	Class Z
	Six Months Ended February 29, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.86

Income from investment operations
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	.46

Total from investment operations	.70

Less Dividends and Distributions
Dividends from net investment income	(.24)
Distributions from net realized gains	(.16)
Distributions in excess of net investment income	—

Total dividends and distributions	(.40)

Net asset value, end of period	$11.16

Total Return(b):	6.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,803
Average net assets (000)	$6,787
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.66	%(e)
Expenses, excluding distribution and service (12b-1) fees	.66	%(e)
Net investment income	4.42	%(e)

(a)	Net of management fee waiver.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share, net realized and unrealized gain/(loss) per share or on the ratio of net investment income. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)	Annualized.

See Notes to Financial Statements.

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Class Z

Year Ended August 31,

2003	2002(d)	2001	2000	1999

$11.09	$11.11	$10.65	$10.49	$11.19

.50	.52	.55	.56	.58	(a)
(0.23)	(.01)	.46	.16	(.70)

.27	.51	1.01	.72	(.12)

(.50)	(.53)	(.55)	(.56)	(.58)
—	—	—	—	—
—	—	— (c)	— (c)	—

(.50)	(.53)	(.55)	(.56)	(.58)

$10.86	$11.09	$11.11	$10.65	$10.49

2.45%	4.80%	9.72%	7.26%	(1.18)%

$6,592	$6,148	$4,052	$4,336	$5,449
$6,118	$4,712	$4,292	$4,281	$4,725

.65%	.62%	.62%	.61%	.56	%(a)
.65%	.62%	.62%	.61%	.56	%(a)
4.58%	4.78%	5.09%	5.45%	5.28	%(a)

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	35

Supplemental Proxy Information

(Unaudited)

A special meeting of shareholders was held on July 17, 2003 and adjourned to August 21, 2003 and further adjourned to September 12, 2003, October 10, 2003, November 7, 2003, November 21, 2003 and December 5, 2003. At such meetings the following proposal was submitted to shareholder approval:

5.	To approve amendments to the Company’s Declaration of Trust.

Not approved.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Series’ investment manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Deborah A. Docs, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden California Municipal Fund/California Income Series
Share Class	A	B	C	Z

NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	262433105	262433204	262433303	262433402

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling us at (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 29, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are units of Prudential Investment Management, Inc. (PIM). Jennison Associates and PIM are Registered Investment Advisors and Prudential Financial Companies.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden California Municipal Fund/California Income Series
Share Class	A	B	C	Z

NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	262433105	262433204	262433303	262433402

MF146E2    IFS-A090096    Ed. 04/2004

Item 2	–	Code of Ethics—Not required as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4	–	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9	–	Submission of Matters to a Vote of Security Holders: None.

Item 10	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11	–	Exhibits

	(a)	Code of Ethics – Not applicable with semi-annual filing.

	(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden California Municipal Fund

By (Signature and Title)*	/s/ Marguerite E.H. Morrison

Marguerite E.H. Morrison Assistant Secretary

Date	April 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice

Judy A. Rice President and Principal Executive Officer

Date	April 27, 2004

By (Signature and Title)*	/s/ Grace C. Torres

Grace C. Torres Treasurer and Principal Financial Officer

Date	April 27, 2004

* Print the name and title of each signing officer under his or her signature.